REVENUES	12 Months Ended
Dec. 31, 2024
REVENUES
REVENUES
27.	REVENUES

The Group’s revenues are disaggregated by service lines as follows:

	Year ended December 31,
	2024	2023	2022
	US$	US$	US$
Service line
Sales of goods – third parties
– BEV lifestyle models	627,683	464,172	—
– Sports cars	211,771	183,160	828
– Parts and others	33,445	9,394	335
	872,899	656,726	1,163
Sales of goods – related parties
– BEV lifestyle models	6,650	1,093	—
– Sports cars	3,318	951	—
– Parts and others	8,194	1,388	23
	18,162	3,432	23
Subtotal	891,061	660,158	1,186

Services- third parties
– R&D service	1,224	3,448	—
– others[1]	7,706	2,829	27
	8,930	6,277	27
Services- related parties
– R&D service	22,799	10,619	7,800
– Others[2]	1,559	1,954	544
	24,358	12,573	8,344
Subtotal	33,288	18,850	8,371
Total revenues	924,349	679,008	9,557

[1] Others primarily include trainings, installed premium intelligent driving system and upgrades, free battery charging services, maintenance services and vehicle internet connection services.

[2] Others primarily include commission service fee.

Geographic information

The following summarizes the Group’s revenues by geographic areas (based on the locations of customers):

	Year ended December 31,
	2024	2023	2022
	US$	US$	US$
Chinese mainland	314,368	419,448	8,816
UK	208,255	83,827	437
Japan	33,699	26,390	—
Australia	5,701	20,335	—
Belgium	49,524	20,701	—
France	29,060	16,341	—
Italy	38,178	14,650	—
Germany	39,035	15,904	—
Netherlands	24,705	13,729	—
Korea	23,366	343	—
Malaysia	29,811	7,693	—
Thailand	32,432	2,780	—
Others	96,215	36,867	304
Revenues	924,349	679,008	9,557

Contract Liabilities

	As of December 31,
	2024	2023
	US$	US$
Current liabilities
– Contract liabilities – third parties	33,964	44,184
– Contract liabilities – related parties*	150	1
Non-current liabilities
– Contract liabilities – third parties	8,683	6,245
Contract liabilities, current and non-current	42,797	50,430

*This item is included in accrued expenses and other current liabilities — related parties in the consolidated balance sheets as of December 31, 2024 and 2023.

Among the balance of contract liabilities of US$50,430 as of December 31, 2023, US$39,441 was recognized as revenue during the year ended December 31, 2024.

The contract liabilities relate to up-front payments from the Group’s customers for purchase of vehicles or services in advance of transfer of the control of the products and services under the contract. Amounts that are expected to recognize as revenues within one-year are included as current contract liabilities with the remaining balance recognized as other non-current liabilities.

The Group expects that US$45,757 of transaction price allocated to unsatisfied performance obligation as of December 31, 2024 will be recognized as revenues within one year. The remaining US$44,847 will be recognized over the remaining contract periods over 1 to 10 years.

The Group has elected, as a practical expedient, not to disclose the transaction price allocated to unsatisfied or partially unsatisfied performance obligations that are part of a contract that has an original expected duration of one year or less.